INCOME TAX EXPENSES	12 Months Ended
Dec. 31, 2021
Income Tax Expenses
INCOME TAX EXPENSES

NOTE 25 -INCOME TAX EXPENSES

a.Corporate income tax rates applicable to the Group

The Group is taxed according to the regular corporate income tax in Israel.

The corporate tax rate in Israel is 23% for the year 2018 and thereafter.

F - 77

PARTNER COMMUNICATIONS COMPANY LTD.
(An Israeli Corporation)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 25 -INCOME TAX EXPENSES (continued)

b.Deferred income taxes

Balances of deferred tax asset (liability) in NIS millions are attributable to the following items:

Balance of deferred tax asset (liability) in respect of	As at January 1, 2019	Charged to the income statement	Charged to retained earnings upon implementation of IFRS 16	As at December 31, 2019	Charged to the income statement	As at December 31, 2020	Charged to the income statement	Charged to the comprehensive income statement	As at December 31, 2021
Allowance for credit losses	43	(4)		39	(5)	34	(5)		29
Provisions for employee rights	17	1		18	(5)	13	3	(2)	14
Depreciable fixed assets and software	(19)	8		(11)	12	1	14		15
Lease - Right-of-use assets	-	17	(151)	(134)	(18)	(152)	(4)		(156)
Leases liabilities	-	(15)	157	142	19	161	5		166
Intangibles and deferred expenses	(19)	(21)		(40)	(13)	(53)	2		(51)
Carry forward losses	11	10		21	(1)	20	(7)		13
Options granted to employees and other	5	1		6	(1)	5	(1)		4
Total	38	(3)	6	41	(12)	29	7	(2)	34

F - 78

PARTNER COMMUNICATIONS COMPANY LTD.
(An Israeli Corporation)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 25 -INCOME TAX EXPENSES (continued)

b.Deferred income taxes (continued)

	New Israeli Shekels
	December 31,
	2020	2021
	In millions
Deferred tax assets
Deferred tax assets to be recovered after more than 12 months	188	200
Deferred tax assets to be recovered within 12 months	76	69
	264	269
Deferred tax liabilities
Deferred tax liabilities to be recovered after more than 12 months	184	184
Deferred tax liabilities to be recovered within 12 months	51	51
	235	235
Deferred tax assets, net	29	34

c.Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates applicable to companies in Israel (see (a) above), and the actual tax expense:

	New Israeli Shekels
	Year ended December 31,
	2019	2020	2021
	In millions
Profit before taxes on income, as reported in the income statements	19	27	99
Theoretical tax expense	4	6	23
Increase in tax resulting from disallowable deductions	5	4	4
Negative taxes (taxes on income) in respect of previous years	(7)	3	(34	)**
Temporary differences and utilization of tax losses for which no deferred income tax asset was recognized	(2)	(3)	(9	)**
Income tax expenses (income)	*	10	(16)

*	Representing an amount of less than NIS 1 million.
**	See also note 25(e)(1)

F - 79

PARTNER COMMUNICATIONS COMPANY LTD.
(An Israeli Corporation)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 25 -INCOME TAX EXPENSES (continued)

d.Taxes on income included in the income statements:

	New Israeli Shekels
	Year ended December 31,
	2019	2020	2021
	In millions
For the reported year:
Current	3	2	12
Deferred, see (c) above	4	5	15
In respect of previous years:
Current	(7)	(4)	(21	)**
Deferred, see (c) above		7	(22	)**
	*	10	(16)

*	Representing an amount of less than NIS 1 million.
**	See also note 25(e)(1)

e.Tax assessments:

1)On December 31,2021 the Company signed a settlement agreement with the Israel tax authority ("ITA") in relation to a tax audit for the income tax years 2016-2019. According to the agreement, the Company paid an amount of NIS 2.5 million as a settlement in respect of the abovementioned years, in addition to advances already paid in past. Following the agreement, the Company reduced income tax provisions and recognized deferred taxes, in respect of amounts, which according to the agreement will be deductible in future years. The impact on the Company income taxes was a net income of NIS 43 million.

2)A Group's subsidiary received final income tax assessments through the year ended December 31, 2016.

3)As a general rule, income tax self-assessments filed by two other subsidiaries through the year ended December 31,

2016 are, by law, now regarded as final.

f.Tax losses carried forward to future years:

At December 31, 2020, the Company had carry forward tax losses of approximately NIS 51 million which fully utilized during 2021. As of December 31, 2020 The Company recognized deferred tax asset in respect of the tax losses.